LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2017 USD ($) item	Aug. 31, 2016 USD ($) director	Mar. 31, 2016 USD ($) director	Feb. 29, 2016 USD ($) clinic director	Dec. 31, 2015 USD ($) director	Sep. 30, 2015 USD ($) director	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item
LONG-TERM INVESTMENTS
Percentage of annual interest rate								10.50%
Summary of the condensed financial information
Current assets								$ 179,377	$ 166,991
Non-current assets								30,562	32,205
Current liabilities								39,094	35,167
Non-current liabilities								64	135
Total revenues								65,771	56,253	$ 52,185
Gross profit								21,803	17,503	16,580
Loss from operations								(19,794)	(23,070)	(23,094)
Net loss								(5,399)	(22,657)	(23,181)
Topsky
LONG-TERM INVESTMENTS
Cash consideration- equity method							$ 10,372
Percentage of equity interest owned- equity method							21.80%
Number of representatives to the board of directors | director							2
Number of board of directors | director							5
Income (loss) from equity method investment								(315)	(931)
Worldcare International Inc.
LONG-TERM INVESTMENTS
Cash consideration- equity method						$ 4,032
Percentage of equity interest owned- equity method						20.00%
Number of representatives to the board of directors | director						1
Number of board of directors | director						5
Income (loss) from equity method investment								(142)	(246)
NCI Health
LONG-TERM INVESTMENTS
Cash consideration- equity method					$ 119,363
Percentage of equity interest owned- equity method					45.00%
Number of representatives to the board of directors | director					2
Number of board of directors | director					5
Income (loss) from equity method investment								(1,536)	(7,985)
Number of medical centers in Xi'an, Zhengzhou and other six cities | clinic					16
Number of cities in which acquiree's medical centers/clinics are located | clinic					16
NCI Health | AVIC Partnership
LONG-TERM INVESTMENTS
Percentage of sale of equity interest	25.00%	25.00%
Consideration for sale of equity interest	¥ 425,000,000	$ 65,321
Percentage of purchase back of equity interest	25.00%	25.00%
Period of purchase back of equity interest	3 years	3 years
Percentage of annual interest rate	10.00%	10.00%
AVIC Partnership
LONG-TERM INVESTMENTS
Number of parties | item	3	3
Limited partnership, registered capital	¥ 502,000,000										$ 80,031
Limited partnership, subscribed capital	¥ 70,000,000										11,160
Beijing MZ
LONG-TERM INVESTMENTS
Cash consideration- equity method				$ 12,407						$ 12,407
Percentage of equity interest owned- equity method				40.00%						40.00%
Number of representatives to the board of directors | director				1
Number of board of directors | director				3
Income (loss) from equity method investment								$ (455)	$ (385)
Changqingshu
LONG-TERM INVESTMENTS
Cash consideration- equity method			$ 712
Percentage of equity interest owned- equity method			49.00%
Number of representatives to the board of directors | director			2
Number of board of directors | director			5
Aiying Xingsheng Fund
LONG-TERM INVESTMENTS
Cash consideration- equity method											$ 768
Percentage of equity interest owned- equity method	9.96%										9.96%
Number of general partners | item	1										1
Percentage of annual rate	15.00%	15.00%